Derivative Instruments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative assets, fair value
Total derivative assets before netting	$ 114,413,000		$ 114,413,000		$ 28,381,000	$ 5,460,000
Netting	(77,236,000)		(77,236,000)		(1,091,000)
Total derivative assets	37,177,000		37,177,000		27,290,000	5,460,000
Derivative liabilities, fair value
Total derivatives before netting	57,898,000		57,898,000		2,294,000
Netting	(30,453,000)		(30,453,000)		(1,785,000)
Total derivative liabilities	27,445,000		27,445,000		509,000
Change in fair value of mortgage loans held for sale at fair value
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Net gains (losses) on derivative financial instruments	94,202,000	(23,526,000)	106,518,000	(25,488,000)	(67,983,000)	(10,797,000)	252,000
Amortization, impairment and changes in estimated fair value of mortgage servicing rights
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Net gains (losses) on derivative financial instruments	1,291,000	0	1,291,000	0	1,324,000
Not designated as hedging instrument
Derivative assets, fair value
Total derivative assets before netting	114,413,000		114,413,000		28,381,000
Netting	(77,236,000)		(77,236,000)		(1,091,000)
Total derivative assets	37,177,000		37,177,000		27,290,000	5,460,000
Derivative liabilities, fair value
Total derivatives before netting	57,898,000		57,898,000		2,294,000
Netting	(30,453,000)		(30,453,000)		(1,785,000)
Total derivative liabilities	27,445,000		27,445,000		509,000
Not designated as hedging instrument | Interest rate lock commitments
Derivative Instruments
Notional amount	1,767,314,000		1,767,314,000		1,576,174,000	325,091,000
Derivative assets, fair value
Total derivative assets before netting	9,155,000		9,155,000		23,951,000
Derivative liabilities, fair value
Total derivatives before netting	25,365,000		25,365,000		11,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance end of period	1,767,314,000		1,767,314,000		1,576,174,000	325,091,000
Not designated as hedging instrument | Forward contracts | Purchases
Derivative Instruments
Notional amount	2,071,590,000		2,071,590,000		1,021,981,000	130,900,000	2,908,000
Derivative assets, fair value
Total derivative assets before netting	5,550,000		5,550,000		1,645,000
Derivative liabilities, fair value
Total derivatives before netting	23,306,000		23,306,000		389,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period				130,900,000	130,900,000	2,908,000
Additions					19,425,777,000	978,395,000	98,149,000
Dispositions/expirations					(18,534,696,000)	(850,403,000)	(95,241,000)
Balance end of period	2,071,590,000		2,071,590,000		1,021,981,000	130,900,000	2,908,000
Not designated as hedging instrument | Forward contracts | Purchases | As reported
Derivative Instruments
Notional amount	2,071,590,000	545,175,000	2,071,590,000	545,175,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	582,150,000	582,150,000	130,900,000	130,900,000	130,900,000
Additions	14,207,171,000	3,042,549,000	15,654,716,000	4,490,094,000
Dispositions/expirations	(12,717,731,000)	(3,079,524,000)	(13,714,026,000)	(4,075,819,000)
Balance end of period	2,071,590,000	545,175,000	2,071,590,000	545,175,000
Not designated as hedging instrument | Forward contracts | Sales
Derivative Instruments
Notional amount	4,226,940,000		4,226,940,000		2,621,948,000	510,569,000	27,700,000
Derivative assets, fair value
Total derivative assets before netting	93,579,000		93,579,000		1,818,000
Derivative liabilities, fair value
Total derivatives before netting	9,227,000		9,227,000		1,894,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period				510,569,000	510,569,000	27,700,000
Additions					29,394,503,000	1,975,563,000	195,719,000
Dispositions/expirations					(27,283,124,000)	(1,492,694,000)	(168,019,000)
Balance end of period	4,226,940,000		4,226,940,000		2,621,948,000	510,569,000	27,700,000
Not designated as hedging instrument | Forward contracts | Sales | As reported
Derivative Instruments
Notional amount	4,226,940,000	1,522,674,000	4,226,940,000	1,522,674,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	1,278,281,000	1,278,281,000	510,569,000	510,569,000	510,569,000
Additions	19,752,025,000	5,215,628,000	22,635,736,000	8,099,339,000
Dispositions/expirations	(16,803,366,000)	(4,971,235,000)	(18,919,365,000)	(7,087,234,000)
Balance end of period	4,226,940,000	1,522,674,000	4,226,940,000	1,522,674,000
Not designated as hedging instrument | MBS call options
Derivative Instruments
Notional amount	625,000,000		625,000,000		500,000,000	32,000,000	2,000,000
Derivative assets, fair value
Total derivative assets before netting	1,935,000		1,935,000
Derivative liabilities, fair value
Total derivatives before netting	0		0
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period				32,000,000	32,000,000	2,000,000
Additions					2,183,000,000	105,500,000	27,000,000
Dispositions/expirations					(1,715,000,000)	(75,500,000)	(25,000,000)
Balance end of period	625,000,000		625,000,000		500,000,000	32,000,000	2,000,000
Not designated as hedging instrument | MBS call options | As reported
Derivative Instruments
Notional amount	625,000,000	5,000,000	625,000,000	5,000,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	30,000,000	30,000,000	3,000,000	3,000,000	3,000,000
Additions	1,050,000,000	125,000,000	1,088,000,000	163,000,000
Dispositions/expirations	(455,000,000)	(150,000,000)	(466,000,000)	(161,000,000)
Balance end of period	625,000,000	5,000,000	625,000,000	5,000,000
Not designated as hedging instrument | MBS put options
Derivative Instruments
Notional amount	260,000,000		260,000,000		500,000,000	29,000,000
Derivative assets, fair value
Total derivative assets before netting	4,194,000		4,194,000		967,000
Derivative liabilities, fair value
Total derivatives before netting	0		0
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance end of period	260,000,000		260,000,000		500,000,000	29,000,000
Not designated as hedging instrument | MBS put options | As reported
Derivative Instruments
Notional amount	260,000,000	210,000,000	260,000,000	210,000,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	50,000,000	50,000,000	29,000,000	29,000,000	29,000,000
Additions	1,195,000,000	305,000,000	1,263,000,000	373,000,000
Dispositions/expirations	(985,000,000)	(145,000,000)	(1,032,000,000)	(192,000,000)
Balance end of period	$ 260,000,000	$ 210,000,000	$ 260,000,000	$ 210,000,000